AMG Veritas Global Real Return Fund
Schedule of Portfolio Investments (unaudited)
June 30, 2023
	Shares	Value
Common Stocks - 96.8%
Communication Services - 10.8%
Alphabet, Inc., Class A (United States)*	59,094	$7,073,552
Charter Communications, Inc., Class A (United States)*	11,922	4,379,785

Total Communication Services		11,453,337
Consumer Discretionary - 5.2%
Amazon.com, Inc. (United States)*	42,585	5,551,381
Consumer Staples - 6.7%
Diageo PLC (United Kingdom)	70,820	3,044,623
Unilever PLC (United Kingdom)	78,733	4,103,712

Total Consumer Staples		7,148,335
Financials - 15.4%
Fiserv, Inc. (United States)*	25,426	3,207,490
Intercontinental Exchange, Inc. (United States)	40,656	4,597,380
Mastercard, Inc., Class A (United States)	11,107	4,368,383
Moody's Corp. (United States)	12,041	4,186,897

Total Financials		16,360,150
Health Care - 24.0%
Becton Dickinson & Co. (United States)	11,529	3,043,771
Bio-Rad Laboratories, Inc., Class A (United States)*	7,452	2,825,202
Catalent, Inc. (United States)*	41,097	1,781,966
The Cooper Cos, Inc. (United States)	10,947	4,197,408
Elevance Health, Inc. (United States)	6,729	2,989,628
Illumina, Inc. (United States)*	10,048	1,883,900
Sonic Healthcare, Ltd. (Australia)	80,510	1,914,661
Thermo Fisher Scientific, Inc. (United States)	5,147	2,685,447
UnitedHealth Group, Inc. (United States)	8,591	4,129,178

Total Health Care		25,451,161
Industrials - 27.7%
Aena SME SA (Spain)[1]	21,816	3,530,848
Airbus SE (France)	38,976	5,635,218
Automatic Data Processing, Inc. (United States)	9,974	2,192,185
BAE Systems PLC (United Kingdom)	246,714	2,909,066
Canadian Pacific Kansas City, Ltd. (Canada)[2]	65,174	5,264,104
Equifax, Inc. (United States)	6,966	1,639,100
Safran SA (France)	20,612	3,230,101
Vinci, S.A. (France)	43,399	5,042,764

Total Industrials		29,443,386
Information Technology - 4.4%
Microsoft Corp. (United States)	13,584	4,625,895
	Shares	Value
Materials - 2.6%
Franco-Nevada Corp. (Canada)	19,313	$2,754,034

Total Common Stocks (Cost $100,050,211)		102,787,679

	Principal Amount
Short-Term Investments - 7.0%
Joint Repurchase Agreements - 4.9%[3]
Bank of America Securities, Inc., dated 06/30/23, due 07/03/23, 5.060% total to be received $1,307,242 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.500%, 04/01/35 - 09/01/61, totaling $1,332,825)	$1,306,691	1,306,691
Citigroup Global Markets, Inc., dated 06/30/23, due 07/03/23, 5.070% total to be received $1,307,243 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.500%, 10/31/24 - 08/20/67, totaling $1,332,825)	1,306,691	1,306,691
Daiwa Capital Markets America, dated 06/30/23, due 07/03/23, 5.070% total to be received $1,307,181 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 07/27/23 - 07/01/53, totaling $1,332,762)	1,306,629	1,306,629
RBC Dominion Securities, Inc., dated 06/30/23, due 07/03/23, 5.060% total to be received $1,307,242 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.500%, 07/31/23 - 05/20/53, totaling $1,332,825)	1,306,691	1,306,691

Total Joint Repurchase Agreements		5,226,702

	Shares
Other Investment Companies - 2.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.00%[4]	864,011	864,011
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.07%[4]	1,296,017	1,296,017

Total Other Investment Companies		2,160,028

Total Short-Term Investments (Cost $7,386,730)		7,386,730
Total Investments - 103.8% (Cost $107,436,941)		110,174,409
Derivatives - (0.7)%[5]		(703,882)
Other Assets, less Liabilities - (3.1)%		(3,293,008)
Net Assets - 100.0%		$106,177,519

AMG Veritas Global Real Return Fund
Schedule of Portfolio Investments (continued)
*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the value of this security amounted to $3,530,848 or 3.3% of net assets.
[2]	Some of this security, amounting to $5,211,442 or 4.9% of net assets, was out on loan to various borrowers and is collateralized by cash. See below for more information.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the June 30, 2023, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
[5]	Includes Futures Contracts. Please refer to the Open Futures Contracts table for the details.
Open Futures Contracts
Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
EURO STOXX 50	EUR	285	Short	09/15/23	$(13,767,616)	$(251,440)
S&P 500 E-Mini Index	USD	65	Short	09/15/23	(14,586,812)	(452,442)
					Total	$(703,882)

CURRENCY ABBREVIATIONS:
EUR	Euro Dollar
USD	U.S. Dollar
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of June 30, 2023:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$9,095,389	$20,347,997	—	$29,443,386
Health Care	23,536,500	1,914,661	—	25,451,161
Financials	16,360,150	—	—	16,360,150
Communication Services	11,453,337	—	—	11,453,337
Consumer Staples	—	7,148,335	—	7,148,335
Consumer Discretionary	5,551,381	—	—	5,551,381
Information Technology	4,625,895	—	—	4,625,895
Materials	2,754,034	—	—	2,754,034
Short-Term Investments
Joint Repurchase Agreements	—	5,226,702	—	5,226,702
Other Investment Companies	2,160,028	—	—	2,160,028
Total Investments in Securities	$75,536,714	$34,637,695	—	$110,174,409
Financial Derivative Instruments - Liabilities
Equity Futures Contracts	$(703,882)	—	—	$(703,882)
Total Financial Derivative Instruments	$(703,882)	—	—	$(703,882)

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended June 30, 2023, there were no transfers in or out of Level 3.

AMG Veritas Global Real Return Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at June 30, 2023, was as follows:
Country	% of Long-Term Investments
Australia	1.9
Canada	7.8
France	13.5
Spain	3.4
United Kingdom	9.8
United States	63.6
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at June 30, 2023, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$5,211,442	$5,226,702	—	$5,226,702
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.